Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit before tax	€ 160,288	€ 189,553	€ 187,641
Adjustments:
depreciation and impairment of property, plant and equipment	65,216	62,592	50,382
amortization of intangible assets and right of use assets	15,436	15,888	14,441
allowance for doubtful accounts	40	661	(788)
net interest expense	5,839	3,733	9,874
(gain) from the disposal of non-current assets	(81)	(477)	(126)
Change in other provisions	3,542	1,585	(5,984)
Change in employee benefits	126	121	(3,000)
Other non-cash expenses, net	(6,834)	13,030	(2,886)
Working capital changes net of the effects from purchase of controlled entity:
- inventories and contract assets	12,306	(113,590)	(107,367)
- trade receivables and other assets	(3,825)	(93,864)	(46,424)
- trade payables, contract liabilities, advances and other liabilities	(25,888)	104,973	36,052
Interest paid	(7,411)	(3,152)	(3,466)
Interest received	1,283	922	752
Income tax paid	(64,261)	(76,765)	(25,789)
Net Cash Flows from operating activities	155,776	105,210	103,312
Cash Flow from investing activities
Purchase of property, plant and equipment	(302,600)	(433,233)	(235,029)
Proceeds from sale of property plant and equipment	3,147	577	146
Purchase of intangible assets	(10,971)	(8,696)	(8,098)
(Increase)/ decrease of financial assets	385	(4,190)	31
Proceeds from life insurance policies redemption		27,908
Business combination - net of cash acquired	(175)	(3,589)
Net Cash Flows used in investing activities	(310,214)	(421,223)	(242,950)
Cash Flow from financing activities
Net proceeds from follow on offering of ordinary shares	169,772
Acquisition of non-controlling interests		(250)
Dividends paid	(14,457)	(14,294)	(13,500)
Payment of principal portion of lease liabilities	(6,476)	(5,939)	(6,595)
Proceeds from borrowings	190,172	247,512	13,207
Repayments of borrowings	(155,790)	(68,999)	(37,648)
Net Cash Flows from/(used in) financing activities	183,221	158,030	(44,536)
Net change in cash and cash equivalents	28,783	(157,983)	(184,174)
Net foreign exchange differences on cash and cash equivalents	(115)	(1,155)	1,875
Cash and cash equivalents at Beginning Balance	69,602	228,740	411,039
Cash and cash equivalents at Ending Balance	€ 98,270	€ 69,602	€ 228,740